Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Additional Information [Abstract]
General and administrative costs paid to parent	$ 27	$ 26	$ 26
Total rental expense	4	4	4
Commitments to fund limited partnerships	261
Retirement and employee savings plan expense	$ 1	$ 1	$ 1